Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term	$ 425,109	$ 415,978
Total deposits	902,284	886,005
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	149,105	143,958
Notice	51,253	49,806
Term	101,644	100,968
Total deposits	302,002	294,732
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	253,815	253,113
Notice	11,855	13,867
Term	303,566	298,502
Total deposits	569,236	565,482
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	10,277	8,363
Notice	870	920
Term	19,899	16,508
Total deposits	31,046	25,791
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	413,197	405,434
Notice	63,978	64,593
Term	425,109	415,978
Total deposits	902,284	886,005
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	94,688	93,163
Notice	5,884	5,692
Term	248	137
Total deposits	100,820	98,992
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	235,619	228,386
Notice	15,861	15,306
Term	336,966	333,118
Total deposits	588,446	576,810
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,782	34,632
Total deposits	32,782	34,632
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,610	4,704
Notice	38,336	39,626
Term	46,350	41,776
Total deposits	90,296	86,106
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	871	760
Total deposits	871	760
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,998	33,073
Notice	880	825
Term	30,668	30,090
Total deposits	64,546	63,988
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,620	5,225
Notice	5	5
Total deposits	5,625	5,230
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,009	5,491
Notice	3,012	3,139
Term	10,877	10,857
Total deposits	$ 18,898	$ 19,487